AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 3, 2005

                                                              File No. 033-42484
                                                              File No. 811-06400
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 85 /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 86 /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                 Philadelphia, PA  19103-2921

       It is proposed that this filing become effective (check appropriate box)
       ------------------------------------------------------------------------
        / / Immediately upon filing pursuant to paragraph (b)
        / / On [date] pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1)
        /X/ 75 days after filing pursuant to paragraph (a)(2)
        / / on [date] pursuant to paragraph (a) of Rule 485
       ------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                DECEMBER __, 2005

                           WHG INCOME OPPORTUNITY FUND
                                WHG SMIDCAP FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:
                            WESTWOOD MANAGEMENT CORP.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
              THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
                 PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The WHG Income Opportunity Fund and WHG SMidCap Fund (Funds) are separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:

                                                                            PAGE
     RISK/RETURN INFORMATION COMMON TO THE FUNDS.............................XX
     WHG INCOME OPPORTUNITY FUND.............................................XX
     WHG SMIDCAP FUND........................................................XX
     MORE INFORMATION ABOUT RISK.............................................XX
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................XX
     INFORMATION ABOUT PORTFOLIO HOLDINGS....................................XX
     INVESTMENT ADVISER......................................................XX
     PORTFOLIO MANAGERS......................................................XX
     HISTORICAL PERFORMANCE DATA OF THE ADVISER..............................XX
     PURCHASING AND SELLING FUND SHARES......................................XX
     SHAREHOLDER SERVICING ARRANGEMENTS......................................XX
     OTHER POLICIES..........................................................XX
     DIVIDENDS AND DISTRIBUTIONS.............................................XX
     TAXES...................................................................XX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS..................Back Cover

                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The Funds' investment adviser invests each Fund's assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment adviser does, you could lose money on your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                           WHG INCOME OPPORTUNITY FUND


FUND INVESTMENT OBJECTIVE

The primary investment objective of the Fund is to provide a higher level of current income than offered by traditional fixed income products. A secondary objective of the Fund is to provide the opportunity for long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests primarily in dividend-paying and/or interest bearing securities. The Fund seeks to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses a diversified group of income producing asset classes, including dividend paying common stocks, preferred stocks, convertible securities, royalty trusts, master limited partnerships (MLPs), real estate investment trusts (REITs), bonds and other debt securities, and money market instruments.

The Adviser's investment process incorporates relative value analysis among capital instruments as well as among asset classes to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, including the following: 1) securities reaching a predetermined price target and 2) changes to a company's fundamentals that make the risk/reward profile unattractive and 3) to improve the overall risk/reward profile of the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes, operating expenses, interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation.

The Fund may invest in royalty trusts which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Investing in foreign companies, including direct investments and through American Depository Receipts (ADRs) which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive that state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser manages separate accounts commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                              None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends and Other Distributions
 (as a percentage of offering price)                                None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
 redeemed, if applicable)*                                          None
--------------------------------------------------------------------------------

* The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                           X.XX%
-------------------------------------------------------------------------------
Other Expenses*                                                    X.XX%
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  X.XX%
-------------------------------------------------------------------------------

------------
* Other Expenses are based on estimated amounts for the current fiscal year and include shareholder service fees.
** The Fund's adviser has voluntarily agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding X.XX%. The Adviser may discontinue all or part of this waiver at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and X.XX% to recapture any of its prior waivers or reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

       ---------------------------------------------------------
               1 YEAR                          3 YEARS
       ---------------------------------------------------------
                $XXX                            $XXX
       ---------------------------------------------------------

                                WHG SMIDCAP FUND


FUND INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small- and mid-cap companies. For purposes of this policy, the Adviser defines small- and mid-cap companies as those companies with market capitalizations between $100 million and $10 billion at the time of purchase. This "80% policy" is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund invests in approximately 40-60 securities, which are well diversified among market sectors. In selecting investments for the Fund, the Adviser chooses common stocks that they believe are currently undervalued in the market. The Adviser finds value in companies when they expect future profitability to be significantly higher than what current prices reflect. Other key metrics for evaluating the risk/return profile of an investment include an improving Return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, including the following: 1) securities reaching a predetermined price target and
2) changes to a company's fundamentals that make the risk/reward profile unattractive and 3) to improve the overall risk/reward profile of the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A shareholder's investment in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign companies, including direct investments and through ADRs which are traded on U.S. exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore, has no performance information; however, the Adviser manages separate accounts and commingled funds with substantially similar investment objectives and policies as the Fund. For more information about these similar accounts, including performance information, see "Historical Performance Data of the Adviser."

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                             None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends and Other Distributions
  (as a percentage of offering price)                              None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
  redeemed, if applicable)*                                        None
--------------------------------------------------------------------------------

------------
* The Fund's transfer agent charges a $10 fee for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                           X.XX%
--------------------------------------------------------------------------------
Other Expenses*                                                    X.XX%
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  X.XX%
--------------------------------------------------------------------------------

------------
* Other Expenses are based on estimated amounts for the current fiscal year and include shareholder service fees.
** The Fund's adviser has voluntarily agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding X.XX%. The Adviser may discontinue all or part of this waiver at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and X.XX% to recapture any of its prior waivers or reimbursements.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:

            -------------------------------------------------------
                  1 YEAR                          3 YEARS
            -------------------------------------------------------
                   $XXX                            $XXX
            -------------------------------------------------------

MORE INFORMATION ABOUT RISK

WHG INCOME OPPORTUNITY FUND
WHG SMIDCAP FUND

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, MLPs, REITs, royalty trusts, ADRs, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


WHG INCOME OPPORTUNITY FUND

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.


WHG INCOME OPPORTUNITY FUND
WHG SMIDCAP FUND

FOREIGN SECURITY RISK - Investments in securities of foreign companies (including direct investments as well as ADRs) or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Funds invest in this manner, they may not achieve their investment objective. The Funds will only make temporary defensive investments if the Funds' adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their respective investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information. On a quarterly basis, the Funds will post their top ten portfolio holdings on the internet at http://seifunds.seic.com/westwood. The information on the website is provided with a lag of at least 30 days.

INVESTMENT ADVISER

Westwood Management Corp. (Adviser), a New York corporation formed in [1983], serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201. The Adviser is a wholly-owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of September 30, 2005, the Adviser had approximately $XX billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Trust's Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of X.XX% and X.XX% based on the average daily net assets of the WHG Income Opportunity Fund and WHG SMidCap Fund, respectively. The Adviser has voluntarily agreed to limit the total expenses of the WHG Income Opportunity Fund and WHG SmidCap Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to X.XX% and X.XX% of average net assets, respectively. To maintain these expense limits, the Adviser may waive a portion of its management fees and/or reimburse certain expenses of the Funds. The Adviser intends to continue its expense limitations until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and X.XX% and X.XX% for the WHG Income Opportunity Fund and WHG SMidCap Fund, respectively, to recapture any of its prior waivers or reimbursements.

PORTFOLIO MANAGERS

The Adviser also manages institutional separate accounts and is the sub-adviser to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Adviser's investment strategies. Each of the Adviser's investment strategies is managed by a portfolio team. Weekly research meetings provide a forum where the Adviser's investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team.

Although each Fund is managed by the Adviser's portfolio team, the Adviser has identified the five portfolio managers with the most significant responsibility for each Fund's assets. This list does not include all members of the investment team. A description of each of the listed portfolio manager's investment professional's role on the portfolio team is set forth below.

Ms. Susan M. Byrne has served as Chairman, Chief Executive Officer and Chief Investment Officer since founding the Adviser in April 1983. She has served on the portfolio team of the WHG INCOME OPPORTUNITY FUND and WHG SMID CAP FUND since each Fund's inception. Ms. Byrne participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity on each Fund and is also responsible for representing each Fund to investors. Ms. Byrne has more than 35 years of investment experience.

Mr. Mark R. Freeman, CFA, has served as Vice President for the Adviser since July 1999. He has served on the portfolio team of the WHG INCOME OPPORTUNITY FUND since its inception. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Freeman has over 17 years of investment experience.

Ms. Kellie R. Stark, CFA, has served as Senior Vice President for the Adviser since July 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for the Adviser from July 1997 to July 2004. She joined the firm in 1993 and has served on the portfolio team of the WHG SMIDCAP FUND since its inception. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Ms. Stark has over 16 years of investment experience.

Mr. David S. Spika, CFA, has served as Vice President and Investment Strategist since joining the Adviser in October 2003. He has served on the portfolio team for the WHG SMIDCAP FUND since its inception. Prior to joining the Adviser, he spent 17 years with Bank of America, where he served in a variety of roles, including portfolio manager in the Private Bank from [insert date (month and year)] to [insert date (month and year)] and, most recently, as an institutional portfolio manager and investment strategist for Banc of America Capital Management from [insert date (month and year)] to [insert date (month and year)]. Mr. Spika participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Spika has over 19 years of investment experience.

Mr. Jay K. Singhania, CFA, has served as Vice President and Research Analyst of the Adviser since June 2004. Prior to this appointment, he served as Assistant Vice President and Research Analyst of the Adviser from July 2002 to June 2004, and as Research Analyst from March 2001 to July 2002. He has served on the portfolio team for the WHG SMIDCAP FUND since its inception. Prior to joining the Adviser, Mr. Singhania spent 2 years at Bank of America, from [INSERT DATE (MONTH AND YEAR)] TO [INSERT DATE (MONTH AND YEAR)], where he served as an analyst in their Retail Industry Group and was also involved with due diligence and financial modeling. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Singhania has over 7 years of investment experience.

Mr. Todd L. Williams, CFA, has served as Vice President and Research Analyst for the Adviser since July 2005. Prior to this appointment, he served as Assistant Vice President and Research Analyst for the Adviser from July 2003 to July 2005, and as Research Analyst from November 2002 to July 2003. He has served on the portfolio team for the WHG INCOME OPPORTUNITY FUND since its inception. Before joining the Adviser, Mr. Williams was a portfolio manager and analyst with AMR Investments, Inc. from [INSERT DATE (MONTH AND YEAR)] TO [INSERT DATE (MONTH AND
YEAR)]. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Williams has more than 9 years of investment experience.

Ms. Lisa Dong, CFA, has served as Vice President and Research Analyst for the Adviser since June 2005. Prior to this appointment, she served as Assistant Vice President and Research Analyst from October 2001 to July 2005, as Research Analyst from June 2001 to October 2001, and as Assistant Research Analyst from December 2000 to June 2001. She has served on the portfolio team of the WHG INCOME OPPORTUNITY FUND since its inception. Before joining the Adviser, Ms. Dong was in graduate school at Texas Christian University, and she also served as a securities analyst and public relations officer for the William C. Conner Foundation from August 1997 to May 1998. Ms. Dong participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. She has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Ms. Dong has more than 8 years of investment experience.


Mr. Ragen R. Stienke, CFA, has served as Assistant Vice President and Research Analyst since joining the Adviser in November 2004. He has served on the portfolio team for the WHG SMIDCAP FUND since its inception. Prior to joining the Adviser, he worked for UBS Investment Bank in the research department where he served as a software strategist from [insert date (month and year) to [insert date (month and year)] and as a U.S. equity strategist from [INSERT DATE (MONTH AND YEAR)] TO [INSERT DATE (MONTH AND YEAR)]. Mr. Stienke participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Stienke has more than 9 years of investment experience.

Mr. Corey Henegar, CFA, has served as Assistant Vice President and Research Analyst for the Adviser since July 2004. Prior to this appointment, he served as Research Analyst for the Adviser from July 2002 to July 2004, and as Assistant Research Analyst from June 2001 to July 2002. He has served on the portfolio team for the WHG INCOME OPPORTUNITY FUND since its inception. Before joining the Adviser, Mr. Henegar attended the Texas Tech University, graduating with a B.B.A in Finance in May 2001. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock/weight selection for the model portfolio. He has authority to direct trading activity on the Fund and is also responsible for representing the Fund to investors. Mr. Henegar has more than 4 years of investment experience.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

HISTORICAL PERFORMANCE DATA OF THE ADVISER

The following tables give the historical performance of actual, fee-paying separate accounts, referred to as a "Composite", managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of each Fund. Each Composite does not reflect all of the firm's assets under management. A complete list and description of the firm's composites are available upon request. The data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. Performance is historical and does not represent the future performance of the Funds or of the Adviser.

The manner in which the performance was calculated for each Composite differs from that of registered mutual funds such as the Funds. This composite performance data was calculated in accordance with the standards of the Association for Investment Management and Research (AIMR).(1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. Except as otherwise noted, all returns reflect the payment of investment management fees, brokerage commissions, and execution costs paid by the accounts included in the composites, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities are valued as of trade-date. Accounts in each Composite, were under management for the entire reporting period. There is no minimum asset size, below which portfolios are excluded from a Composite. The currency used to express performance in each Composite is stated in U.S. Dollars. Performance results are presented both gross of investment management fees and net of investment management fees. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Accounts that are included in the Composites are not subject to the same type of expenses to which the Funds are subject and are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for each Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities tax laws as the Funds.

The investment results for each Adviser Composite presented below are not intended to predict or suggest the future returns of the Funds. The Funds have no performance record, and the performance data shown below should not be considered a substitute for the Funds' own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

WHG INCOME OPPORTUNITY FUND

The Adviser's Dynamic Income Composite Characteristics(2)
(January 1, 2003 through June 30, 2005)

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      Year          Total Return     Benchmark(3)      Number of       Dispersion      Total Assets    Percentage of
                                                       Portfolios                        at End of      Firm Assets
                                                                                          Period
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
     2005(5)            3.0%             2.9%              4               0.1             $49.6            1.2%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2004              16.8%            13.0%             2               0.3             $32.7            0.9%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2003              23.5%            25.8%             2               0.2             $18.9            0.5%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------


                  --------------------------- --------------------------------------------------
                                                             Adviser's Composite
                  Time Period                                      Returns
                  --------------------------- --------------------------------------------------
                  ------------------------------------------------------ -----------------------
                  Annualized Returns (as of 6/30/05)
                  ------------------------------------------------------ -----------------------
                  --------------------------- -------------------------- -----------------------
                                                    Gross of Fees             Net of Fees
                  --------------------------- -------------------------- -----------------------
                  --------------------------- -------------------------- -----------------------
                  1 Year                                19.2%                    18.7%
                  --------------------------- -------------------------- -----------------------
                  --------------------------- -------------------------- -----------------------
                  2 Years                               15.3%                    14.8%
                  --------------------------- -------------------------- -----------------------
                  --------------------------- -------------------------- -----------------------
                  Since Inception (1/1/03)
                                                        17.1%                    16.8%
                  --------------------------- -------------------------- -----------------------
                  ------------------------------------------------------ -----------------------
                  Calendar Years
                  ------------------------------------------------------ -----------------------
                  --------------------------- -------------------------- -----------------------
                                                    Gross of Fees             Net of Fees
                  --------------------------- -------------------------- -----------------------
                  --------------------------- -------------------------- -----------------------
                             2004                       16.8%                    16.3%
                  --------------------------- -------------------------- -----------------------
                  --------------------------- -------------------------- -----------------------
                             2003                       23.5%                    23.2%
                  --------------------------- -------------------------- -----------------------

WHG SMIDCAP FUND

The Adviser's SMidCap Composite Characteristics(2)
(January 1, 1998 through June 30, 2005)

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      Year          Total Return     Benchmark(4)      Number of       Dispersion      Total Assets    Percentage of
                                                       Portfolios                        at End of      Firm Assets
                                                                                          Period
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
     2005(5)            10.9%            1.2%              3               0.1            $317.8            7.9%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2004              28.1%            18.4%             2               0.1             $77.9            2.1%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2003              34.1%            36.6%             2               0.3             $50.5            1.3%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2002              1.2%            -14.5%             2               0.1             $32.7            0.8%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2001             -10.8%            7.1%              2               1.4             $31.8            0.8%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      2000              7.4%             27.8%             2               0.2             $35.9            1.0%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      1999              30.1%            2.3%              2               0.5             $37.3            1.6%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
      1998              13.7%            4.7%              2               0.1             $27.7            1.4%
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------


                ----------------------------- ------------------------------------------------
                                                                 Adviser's
                        Time Period                          Composite Returns
                ----------------------------- ------------------------------------------------
                -------------------------------------------------------- ---------------------
                Annualized Returns (as of 6/30/05)
                -------------------------------------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            Gross of Fees Net of Fees
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                           1 Year                       30.7%                   30.3%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          2 Years                       30.3%                   29.9%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          3 Years                       19.4%                   19.0%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          4 Years                       15.2%                   14.8%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          5 Years                       13.6%                   13.2%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          6 Years                       14.5%                   14.1%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                          7 Years                       13.2%                   12.8%
                ----------------------------- -------------------------- ---------------------
                          8 Years                       15.8%                   15.4%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                  Since Inception (7/1/97)
                                                        15.8%                   15.4%
                ----------------------------- -------------------------- ---------------------
                -------------------------------------------------------- ---------------------
                Calendar Years
                -------------------------------------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            Gross of Fees Net of Fees
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            2004                        28.1%                   27.6%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            2003                        34.1%                   33.6%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            2002                        1.2%                     0.7%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            2001                       (10.7)%                 (11.1)%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            2000                        7.4%                     7.0%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            1999                        30.2%                   29.7%
                ----------------------------- -------------------------- ---------------------
                ----------------------------- -------------------------- ---------------------
                            1998                        13.4%                   13.0%
                ----------------------------- -------------------------- ---------------------


(1) AIMR is an international, nonprofit organization of more than 50,000 investment practitioners and educators in over 100 countries. AIMR offers services in three broad categories: Education through seminars and publications; Professional Conduct and Ethics; and Standards of Practice and Advocacy. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results and (ii) ensure uniformity in reporting so that performance results of the investment advisers are directly comparable. The Adviser has prepared and presented this report in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved in the preparation or review of this report.

(2) The calculation of returns is computed on a monthly basis (starting 1/1/02) for the Composites; including accrued dividends and interest income. Actual results may vary depending on level of assets and fee schedule. Performance results net of management fees reflect the actual rate of fees paid by the accounts included in the Composites. Westwood's fee schedules are as follows: for the Dynamic Income Fund 0.80% on the first $10 million, negotiable thereafter; for the SMidCap Equity 0.85% on the first $10 million, negotiable thereafter. All fees are stated in annual rates and are typically billed quarterly. Asset-weighted standard deviation of investment returns versus asset-weighted composite includes accounts managed for entire year.

(3) 25% S&P 500/ 25% NAREIT Equity/ 25% Treasury Bill /25% 10-Yr. Treasury Note. The comparative benchmark returns include interest and dividend income but do not include potential transaction costs or management fees.

(4) Russell 2500. The comparative benchmark returns include interest and dividend income but do not include potential transaction costs or management fees.

(5)      YTD thru 6/30/2005.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

Institutional Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

You will ordinarily submit your purchase orders through your securities broker or other financial intermediary through which you opened your shareholder account. To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call [TELEPHONE NUMBER TO BE PROVIDED BY AMENDMENT].

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. Dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept purchases made by third-party or credit card checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

REGULAR MAIL ADDRESS

WGH Funds
P.O. Box 219009
Kansas City MO 64121-9009

EXPRESS MAIL ADDRESS

WGH Funds
430 W 7th Street
Kansas City MO 64105

BY WIRE

To open an account by wire, first call [TELEPHONE NUMBER TO BE PROVIDED BY AMENDMENT] for details. To add to an existing account by wire, wire your money using the instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

United Missouri Bank
ABA#: 101000695
WGH Funds
DDA# 9871063178
Ref: fund name/account number/wire control number

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days either the NYSE or the Federal Reserve is closed. The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order in proper form. "Proper form" means that the Funds were provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of the Funds through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Funds. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board of Trustees. These methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Funds' Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the WHG SMidCap Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the WHG Income Opportunity Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the WHG Income Opportunity Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to any non-U.S. securities held by the WHG SMidCap Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500,000. There is no minimum for subsequent investments. The Funds may accept initial investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds' transfer agent directly by mail or telephone at [TELEPHONE NUMBER TO BE PROVIDED BY AMENDMENT].

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing and include a Medallion signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Medallion signature guarantees may also be required for redemption requests for amounts over $25,000. In addition, you will need to provide a Medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A Medallion signature guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $XXX because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the Securities and Exchange Commission (SEC). More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial intermediaries may receive compensation from the Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial intermediaries may be paid a fee based on the assets of the Funds that are attributable to the financial intermediary. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Funds. In addition, your financial intermediaries may charge you other account fees for buying or redeeming shares of the Funds or for servicing your account. Your financial intermediary should provide you with a schedule of its fees and services.

The Funds may pay all or part of the fees paid to financial intermediaries. Fees paid by the Funds pursuant to the shareholder services plan adopted by the Funds' board may be an annual rate of up to 0.25% of each Fund's assets held through such intermediary. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Funds do not pay these service fees on shares purchased directly. In addition, the Adviser and its affiliates may, at their own expense, pay financial intermediaries for these services.

The Adviser and its affiliates may, at their own expense, pay financial intermediaries for distribution and marketing services performed with respect to the Funds. The Adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the Funds.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Because the Funds may invest in foreign securities that trade primarily on markets that close prior to the time a Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund's shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). This type of arbitrage may dilute the value of the Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. The Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage.

In addition, because the WHG SMidCap Fund invests in small- and mid-cap securities, which often trade in lower volumes and may be less liquid, the Fund may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund's shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Funds' policies and procedures by the use of multiple accounts. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than 4 "round trips" into or out of the Funds over any rolling 12 month period. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The WHG Income Opportunity Fund distributes its net investment income quarterly and the Fund makes distributions of its net realized capital gains, if any, at least annually. The WHG SMidCap Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Funds' record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                    WHG FUNDS

INVESTMENT ADVISER

Westwood Management, Corp.
200 Crescent Court, Suite 1200
Dallas, Texas 75201

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):

BY TELEPHONE:     [TELEPHONE NUMBER TO BE PROVIDED BY AMENDMENT]

BY MAIL:          WHG Funds
                  P.O. Box 219009
                  Kansas City, MO 64121-9009



FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.


                                                               WHG-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                           WHG INCOME OPPORTUNITY FUND
                                WHG SMIDCAP FUND

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                DECEMBER __, 2005

                               INVESTMENT ADVISER:
                            WESTWOOD MANAGEMENT CORP.


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the WHG Income Opportunity Fund and WHG SMidCap Fund (each a "Fund" and together, the "Funds"). This SAI should be read in conjunction with the Fund's prospectus dated December __, 2005. Capitalized terms not defined herein are defined in the prospectus.




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

THE TRUST ................................................................. XX
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES ........... XX
DESCRIPTION OF PERMITTED INVESTMENTS ...................................... XX
INVESTMENT LIMITATIONS .................................................... XX
THE ADVISER ............................................................... XX
THE PORTFOLIO MANAGERS .................................................... XX
THE ADMINISTRATOR ......................................................... XX
THE DISTRIBUTOR ........................................................... XX
SHAREHOLDER SERVICES ...................................................... XX
THE TRANSFER AGENT ........................................................ XX
THE CUSTODIAN ............................................................. XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................. XX
LEGAL COUNSEL ............................................................. XX
TRUSTEES AND OFFICERS OF THE TRUST ........................................ XX
PURCHASING AND REDEEMING SHARES ........................................... XX
DETERMINATION OF NET ASSET VALUE .......................................... XX
TAXES ..................................................................... XX
FUND TRANSACTIONS ......................................................... XX
PORTFOLIO HOLDINGS ........................................................ XX
DESCRIPTION OF SHARES ..................................................... XX
SHAREHOLDER LIABILITY ..................................................... XX
LIMITATION OF TRUSTEES' LIABILITY ......................................... XX
PROXY VOTING .............................................................. XX
CODE OF ETHICS ............................................................ XX
APPENDIX A - RATINGS ......................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES .........................B-1



December __, 2005

THE TRUST

GENERAL. Each Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information.


VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if either Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

WHG INCOME OPPORTUNITY FUND. The primary investment objective of the Fund is to provide a higher level of current income than offered by traditional fixed income products. A secondary objective of the Fund is to provide the opportunity for long-term capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act").

Under normal circumstances, the Fund invests primarily in dividend-paying and/or interest bearing securities. The Fund seeks to invest in securities of companies with a strong and improving cash flow sufficient to support a sustainable or rising income stream for investors. In selecting securities for the Fund, the Adviser chooses a diversified group of income producing asset classes, including dividend paying common stocks, preferred stocks, convertible securities, royalty trusts, master limited partnerships (MLPs), real estate investment trusts (REITs), bonds and other debt securities, and money market instruments.

The Adviser's investment process incorporates relative value analysis among capital instruments as well as among asset classes to determine where downside potential can be limited to achieve the goal of generating an attractive level of current income. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, including the following: 1) securities reaching a predetermined price target and 2) changes to a company's fundamentals that make the risk/reward profile unattractive and 3) to improve the overall risk/reward profile of the portfolio.

WHG SMidCap Fund. The Fund seeks long term capital appreciation. The investment objective of the Fund is fundamental and may not be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of small- and mid-cap companies. For purposes of this policy, the Adviser defines small- and mid-cap companies as those companies with market capitalizations between $100 million and $10 billion. Consistent with Rule 35d-1 of the 1940 Act regarding the use of certain mutual fund names, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small- and mid-cap companies.

The Fund invests in approximately 40-60 securities, which are well diversified among market sectors. In selecting investments for the Fund, the Adviser chooses common stocks that they believe are currently undervalued in the market. The Adviser finds value in companies when they expect future profitability to be significantly higher than what current prices reflect. Other key metrics for evaluating the risk/return profile of an investment include an improving Return on equity, a declining debt/equity ratio and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, including the following: 1) securities reaching a predetermined price target and
2) changes to a company's fundamentals that make the risk/reward profile unattractive and 3) to improve the overall risk/reward profile of the portfolio.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in oil and gas industries.


o Royalty Trusts. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.


EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM ("QQQsSM"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

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For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares
Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in the iShares Funds.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS (REITS) - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified.

Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury Obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies. The Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) a Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of a Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.

SECURITIES LENDING. The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their investment adviser, sub-adviser or their affiliates unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Funds will reduce the risk that they will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objectives, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

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

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in
Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES - As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of the Funds' outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time; provided that this policy does not apply to the Fund's investments in securities of companies engaged in the technology industry.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The WHG SmidCap Fund may not:

1.   Change its investment objective to seek long-term capital appreciation.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment limitations of the Funds are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. A Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

7. The WHG SMidCap Fund shall invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of small- and mid-cap companies.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER

GENERAL. Westwood Management Corp. (the "Adviser"), a New York corporation formed in [1983], is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company. As of September 30, 2005, the Adviser had approximately $XX billion in assets under management.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Funds and continuously reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Funds, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of [X.XX%] and [X.XX%] of the average daily net assets of the WHG Income Opportunity Fund and WHG SMidCap Fund, respectively.

THE PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio managers for their management of the Funds. Each of the Funds' portfolio mangers' compensation consists of a fixed salary and retirement plan benefits. The portfolio managers are also paid a discretionary bonus which takes into account performance of the products they manage and profitability of the firm.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Funds are new and, therefore, have not completed a fiscal year.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. [The accounts listed below under "Other Pooled Investment Vehicles" are subject to a performance-based advisory fee.] The information below is provided as of November 1, 2005.

The Adviser also manages institutional separate accounts and is the sub-adviser to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by proprietary team-oriented, in-depth, fundamental research. The investment research team is organized by industry coverage and supports all of the accounts managed in each of the Adviser's investment strategies. Each of the Adviser's investment strategies is managed by a portfolio team. Weekly research meetings provide a forum where the Adviser's investment professionals discuss current investment ideas within their assigned industries. Generally, the entire portfolio team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. Investment decisions are made by majority agreement of the portfolio team.

Although each Fund is managed by the Adviser's portfolio team, the Adviser has identified the five portfolio managers with the most significant responsibility for each Fund's assets. This list does not include all members of the investment team.

------------------- ------------------------------------ ----------------------------------- ---------------------------------------
       Name                     Registered                          Other Pooled                          Other Accounts
                           Investment Companies                 Investment Vehicles
------------------- ------------------------------------ ----------------------------------- ---------------------------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
                        Number of        Total Assets       Number of        Total Assets        Number of          Total Assets
                        Accounts                             Accounts                            Accounts
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Susan M. Byrne*
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Mark R. Freeman**
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Kellie R. Stark***
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
David S. Spika***
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Jay K.
Singhania***               XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Ragen R.
Stienke***                 XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Todd L. Williams**
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Lisa Dong**
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
Corey Henegar**
                           XX                 XX                XX               $XX                XX                   $XX
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------
------------------- ------------------ ----------------- ----------------- ----------------- ------------------ --------------------

* Portfolio manager of the WHG Income Opportunity Fund and WHG SMidCap Fund. ** Portfolio manager of the WHG Income Opportunity Fund.
*** Portfolio manager of the WHG SMidCap Fund.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

Administration Fees Paid to the Administrator. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

          ---------------------------------------------------- -----------------------------------------------
                   Fee (as a percentage of aggregate
                        average annual assets)                        Fund's Average Daily Net Assets
          ---------------------------------------------------- -----------------------------------------------
          ---------------------------------------------------- -----------------------------------------------
                                 0.12%                                       First $100 million
          ---------------------------------------------------- -----------------------------------------------
          ---------------------------------------------------- -----------------------------------------------
                                 0.08%                                      $100 - $300 million
          ---------------------------------------------------- -----------------------------------------------
          ---------------------------------------------------- -----------------------------------------------
                                 0.06%                                      $300 - $850 million
          ---------------------------------------------------- -----------------------------------------------
          ---------------------------------------------------- -----------------------------------------------
                                 0.04%                                       Over $850 million
          ---------------------------------------------------- -----------------------------------------------

The foregoing fee is subject to a minimum annual fee of $100,000 for the Westwood Management Corp. fund complex, and is applicable to each portfolio within the fund complex.

o The Administrator will waive $25,000 for the first year of operations for each portfolio launched during the first twenty four (24) months of the Administration Agreement.

o For each additional class of shares of a fund established after the initial (1) class of shares per fund, the minimum annual fee will be increased by $15,000.

The fees outlined above will remain in place for a period of three (3) years.



THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SHAREHOLDER SERVICES

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Fund, subject to the arrangement for provision of shareholder and administrative services.

THE TRANSFER AGENT

                    serves as the Funds' transfer agent.
------------------


THE CUSTODIAN

___________________ acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

___________________ serves as independent registered public accounting firm for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

---------------------------------------------------------------------------------------------------------------------------------

                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Robert Nesher                Chairman of the          Currently performs various         Trustee of The Advisors' Inner Circle
(DOB 08/17/46)               Board of                 services on behalf of SEI          Fund II, Bishop Street Funds, SEI Global
                             Trustees*                Investments for which  Mr.         Master Fund, plc, SEI Global Assets
                             (since 1991)             Nesher is compensated.             Fund, plc, SEI Global Investments Fund,
                                                      Executive  Vice President of       plc, SEI Investments Global, Limited,
                                                      SEI Investments, 1986-1994.        SEI Absolute Return Master Fund, L.P.,
                                                      Director and Executive Vice        SEI Opportunity Master Fund, L.P., SEI
                                                      President of the Administrator     Absolute Return Fund, L.P., SEI
                                                      and the Distributor, 1981-1994.    Opportunity Fund, L.P., SEI Asset
                                                                                         Allocation Trust, SEI Index Funds,
                                                                                         SEI Daily Income Trust, SEI
                                                                                         Institutional International Trust,
                                                                                         SEI Institutional Investments
                                                                                         Trust, SEI Institutional Managed
                                                                                         Trust, SEI Liquid Asset Trust and
                                                                                         SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTD.)
---------------------------------------------------------------------------------------------------------------------------------
William M. Doran             Trustee*                 Self-employed Consultant since     Trustee of The Advisors' Inner Circle
(DOB 05/26/40)               (since 1992)             2003.  Partner, Morgan, Lewis      Fund II, SEI Asset Allocation Trust, SEI
                                                      & Bockius LLP (law firm) from      Daily Income Trust, SEI Index Funds, SEI
                                                      1976 to 2003, counsel to the       Institutional International Trust, SEI
                                                      Trust, SEI Investments, the        Institutional Investments Trust, SEI
                                                      Administrator and the              Institutional Managed Trust, SEI Liquid
                                                      Distributor. Director of the       Asset Trust and SEI Tax Exempt Trust.,
                                                      Distributor since 2003.            SEI Investments - Global Fund Services
                                                      Director of SEI Investments        Limited, SEI Investments Global,
                                                      since 1974; Secretary of SEI       Limited, SEI Investments (Europe),
                                                      Investments since 1978.            Limited, SEI Investments (Asia) Limited,
                                                                                         SEI Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom           Trustee                  Self-Employed Business             Director, Crown Pacific, Inc., Trustee
(DOB 08/20/34)               (since 2005)             Consultant, Business               of The Advisors' Inner Circle Fund II.
                                                      Projects Inc. since 1997.
                                                      Director, Crown Pacific Inc.
                                                      CEO and President, United
                                                      Grocers Inc. from 1997 to
                                                      2000.
---------------------------------------------------------------------------------------------------------------------------------
John T. Cooney               Trustee                  Vice Chairman of Ameritrust        Trustee of The Advisors' Inner Circle
(DOB 01/20/27)               (since 1993)             Texas N.A., 198901992, and         Fund II.
                                                      MTrust Corp., 198-1989..
---------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson          Trustee                  Retired.                           Director, Federal Agricultural Mortgage
(DOB 03/01/42)               (since 2005)                                                Corporation, Trustee of The Advisors'
                                                                                         Inner Circle Fund II.
---------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian           Trustee                  Self-Employed Legal and            Trustee of The Advisors' Inner Circle
(DOB 01/23/43)               (since 2005)             Financial Services Consultant      Fund II.
                                                      since 2003. State Street Bank
                                                      Global Securities and Cash
                                                      Operations from 1995 to 2003.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                  POSITION
                               WITH TRUST AND
          NAME AND                 LENGTH             PRINCIPAL OCCUPATIONS
       DATE OF BIRTH               OF TERM               IN PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES (CONTD.)
---------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters             Trustee                  Private investor from 1987 to      Trustee of The Advisors' Inner Circle
(DOB 06/03/29)               (since 1993)             present. Vice president and        Fund II.
                                                      Chief Financial Officer,
                                                      Western Company of North
                                                      America (petroleum service
                                                      company), 1980-1986.
                                                      President of Gene Peters and
                                                      Associates (import company),
                                                      1978-1980. President and
                                                      Chief Executive Officer of
                                                      Jos. Schlitz Brewing Company
                                                      before 1978.
---------------------------------------------------------------------------------------------------------------------------------
James M. Storey               Trustee                 Attorney, Solo Practitioner        Trustee of The Advisors' Inner Circle
(04/12/31)                    (since 1994)            since 1994. Partner, Dechert,      Fund II, Massachusetts Health and
                                                      September 1987-December 1993.      Education Tax-Exempt Trust, SEI Asset
                                                                                         Allocation Trust, SEI Daily Income
                                                                                         Trust, SEI Index Funds, SEI
                                                                                         Institutional International Trust, SEI
                                                                                         Institutional Investments Trust, SEI
                                                                                         Institutional Managed Trust, SEI Liquid
                                                                                         Asset Trust and SEI Tax Exempt Trust,
                                                                                         U.S. Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.       Trustee                 Chief Executive Officer,           Trustee, State Street Navigator
(11/13/42)                    (since 1999)       Newfound Consultants Inc.               Securities Lending Trust, The Advisors'
                                                 since April 1997. General               Inner Circle Fund II, SEI Absolute
                                                 Partner, Teton Partners,  L.P.,         Return Master Fund, LP, SEI Asset
                                                 June 1991-December  1996; Chief         Allocation Trust, SEI Absolute Return
                                                 Financial Officer, Nobel                Fund, L.P., SEI Opportunity Fund, SEI
                                                 Partners, L.P., March                   Daily Income Trust, SEI Index Funds, SEI
                                                 1991-December 1996; Treasurer           Institutional International Trust, SEI
                                                 and Clerk, Peak Asset                   Institutional Investments Trust, SEI
                                                 Management, Inc., since 1991.           Institutional Managed Trust, SEI Liquid
                                                                                         Asset Trust, SEI Opportunity Master Fund
                                                                                         and SEI Tax Exempt Trust.
---------------------------------------------------------------------------------------------------------------------------------

------------
* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

[TO BE UPDATED BASED ON THE NOVEMBER 2005 BOARD MEETING]

[At its November __, 2005 meeting, the Board considered the approval of the Advisory Agreement for its initial term. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Funds, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Advisory and Other Services. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel, the Adviser's value-oriented asset management strategy as it relates to the Funds, the Adviser's commitment to compliance, the relationship between the Adviser and its brokerage affiliate and the policies and procedures in place to maintain separation between the entities and monitor for any potential conflicts of interest, and the Board concluded that it was satisfied with the services to be provided to the Funds.

Costs of Advisory Services and Economies of Scale. The Trustees reviewed reports comparing the expense ratio and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees were reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Funds were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Funds. [The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Funds' annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Funds.] Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services and the Board was satisfied with such policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.]

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-----------------------------------------------------------------------------------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                     AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Nesher                        [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Doran                         [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Carlbom**                     [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Cooney                        [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Johnson**                     [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Krikorian**                   [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Peters                        [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Storey                        [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Sullivan                      [None] WHG Income Opportunity Fund                                     [None]
                                   [None ] WHG SMidCap Fund
-----------------------------------------------------------------------------------------------------------------------------------

------------
*    Valuation date is [November 1, 2005.]
**   Elected on February 18, 2005.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

----------------------------------------------------------------------------------------------------------------------------------
                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
----------------------------------------------------------------------------------------------------------------------------------

William M. Doran*                      $0                       N/A                       N/A            $0 for service on one (1)
                                                                                                         board
----------------------------------------------------------------------------------------------------------------------------------

Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------

                                      $XXX                      N/A                       N/A            $XXX for service on one
Charles E. Carlbom**                                                                                     (1) board
----------------------------------------------------------------------------------------------------------------------------------

John T. Cooney                        $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

Mitchell A. Johnson**                 $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

Betty L. Krikorian**                  $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

Robert Patterson***                   $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                      $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION     BENEFITS ACCRUED AS          BENEFITS UPON         TRUST AND FUND COMPLEX
NAME OF TRUSTEE                  FROM THE TRUST        PART OF FUND EXPENSES          RETIREMENT             PAID TO TRUSTEES(1)
----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (contd.)

----------------------------------------------------------------------------------------------------------------------------------

James M. Storey                       $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan                    $XXX                      N/A                       N/A            $XXX for service on one
                                                                                                         (1) board
----------------------------------------------------------------------------------------------------------------------------------

------------
(1)  The Advisors' Inner Circle Fund is the only trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
***  Resigned on May 17, 2005.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The chief compliance officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.


-----------------------------------------------------------------------------------------------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
       James F. Volk             President (since 2003)     Senior Operations Officer,   None.
       (DOB 08/28/62)                                       SEI Investments, Funds
                                                            Accounting and
                                                            Administration since
                                                            1996; Assistant
                                                            Chief Accountant for
                                                            the U.S. Securities
                                                            and Exchange Commission's
                                                            Division of Investment
                                                            Management (1993-1996).
-----------------------------------------------------------------------------------------------------------------------------
       Michael Lawson            Controller and Chief       Director, Funds Accounting   None.
       (DOB 10/8/60)              Financial Officer         since July 2005, Manager,
                                     (since 2005)           Funds Accounting, SEI
                                                            Investments AVP from
                                                            April 1995 through July
                                                            2005, excluding February
                                                            1998 through October 1998,
                                                            Assistant Product Manager,
                                                            Pilgrim Baxter &
                                                            Associates February 1998
                                                            through October 1998.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
  William E. Zitelli, Jr.                Chief              Vice President and           None.
       (DOB 06/14/68)              Compliance Officer       Assistant Secretary of the
                                      (since 2004)          Administrator and
                                                            Distributor, 2000-2004.
                                                            Vice President, Merrill
                                                            Lynch & Co. Asset
                                                            Management Group,
                                                            1998-2000; Associate at
                                                            Pepper Hamilton LLP from
                                                            1997-1998.
-----------------------------------------------------------------------------------------------------------------------------
      Timothy D. Barto             Vice President and       General Counsel, Vice        None.
       (DOB 03/28/68)          Assistant Secretary (since   President and Secretary of
                                         1999)              the Administrator
                                                            and Assistant
                                                            Secretary of the
                                                            Distributor since
                                                            December 1999;
                                                            Associate, Richter,
                                                            Miller & Finn (law
                                                            firm) from
                                                            1994-1997.
-----------------------------------------------------------------------------------------------------------------------------
        James Ndiaye                 Vice President         Employed by SEI              None.
       (DOB 09/11/68)                and Secretary          Investments Company since
                                      (since 2004)          2004.  Vice President,
                                                            Deutsche Asset Management,
                                                            2003-2004.  Associate,
                                                            Morgan, Lewis & Bockius,
                                                            LLP 2000-2003.  Counsel,
                                                            Assistant Vice President,
                                                            ING Variable Annuities
                                                            Group, 1999-2000.
-----------------------------------------------------------------------------------------------------------------------------
    Phillip T. Masterson           Vice President and       Employed by SEI              None.
       (DOB 03/12/64)             Assistant Secretary       Investments Company since
                                      (since 2004)          2004.  General Counsel,
                                                            CITCO Mutual Fund Services
                                                            (2003-2004). Vice
                                                            President and Associate
                                                            Counsel, Oppenheimer Funds
                                                            from 2001-2003, and Vice
                                                            President and Assistant
                                                            Counsel, Oppenheimer
                                                            Funds, 1997-2001 and Vice
                                                            President and Associate
                                                            Counsel, 2001-2003.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
          NAME AND              POSITION WITH TRUST AND      PRINCIPAL OCCUPATIONS IN
       DATE OF BIRTH                 LENGTH OF TERM                PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------
        Nicole Welch                  AML Officer           Compliance Analyst, TD       None.
       (DOB 09/13/77)                (since 2005)           Waterhouse, 2004.  Senior
                                                            Compliance Analyst, UBS
                                                            Financial Services,
                                                            2002-2004.  Knowledge
                                                            Management Analyst,
                                                            PricewaterhouseCoopers
                                                            Consulting, 2000-2002
-----------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Funds up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Funds intend to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. The Board reserves the right not to maintain the qualification of the Funds as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Funds must distribute at least 90% of their net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of each Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnership. Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Certain distributions from the Funds may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Funds generally qualifies as qualified dividend income to the extent it is designated as such by the Funds and was distributed from dividends received by the Funds from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Funds and their shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. The Funds are not liable for any income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. The Funds are new and, therefore, have not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Adviser, principal underwriter or any affiliated person of the Funds, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the [INSERT AUTHORIZED PERSON BY AMENDMENT] (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Funds provide information about their complete portfolio holdings, updated on a quarterly basis, on the internet at http://seifunds.seic.com/westwood. This information is provided with a lag of at least 30 days and is publicly available to all shareholders.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Funds' service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. Beginning August 31, 2006, the Funds' proxy voting record for the most recent 12 month period ended June 30th will be available upon request by calling 1-800-241-4294 or by writing to the Funds at WHG Funds, [MAILING ADDRESS TO BE PROVIDED BY AMENDMENT]. At such time, the Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                               APPENDIX A -RATINGS

                                     RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B -PROXY VOTING POLICIES AND PROCEDURES

                         WESTWOOD MANAGEMENT CORPORATION
                    POLICIES AND PROCEDURES FOR PROXY VOTING

POLICY
------

Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for our clients. ISS is a leading provider of corporate governance and proxy voting services. Their main objective is to assist institutional investors by researching the financial implications of proxy proposals and by casting votes that will enhance and protect shareholder returns. In most cases, we agree with the recommendations of ISS, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than ISS if we believe it in the best interest of our clients.

PROCEDURES
----------

With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 85

Item 23. Exhibits:

(a)(1) The Advisors' Inner Circle Fund (the "Registrant") Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the U.S. Securities and Exchange Commission ("SEC") on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the SEC on February 27, 1998.
(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 1996.
(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit
         (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(b)(1) Registrant's By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 1991.
(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(c)      Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and HGK Asset Management, Inc. dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994, is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and AIG Capital Management Corp. as originally filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994, is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(d)(3) Investment Advisory Agreement between the Registrant and First Manhattan Co. dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form

         N-1A (File No. 33-42484), filed with the SEC on February 1, 1995, is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(d)(4) Investment Advisory Agreement between the Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit
         (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(5) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Company is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 1998.
(d)(6) Investment Advisory Agreement between the Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 12, 2001.
(d)(7) Investment Advisory Agreement between the Registrant and Toews Corporation is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(8) Investment Advisory Agreement between the Registrant and Prospect Asset Management is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(d)(9) Investment Advisory Agreement dated August 13, 2001 between the Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(10) Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on November 5, 2001.
(d)(11) Investment Advisory Agreement between the Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(12) Investment Advisory Agreement between the Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(13) Investment Advisory Agreement between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(14) Investment Advisory Agreement between the Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit
         (d)(20) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(15) Investment Advisory Agreement between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(16) Investment Advisory Agreement between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(17) Investment Advisory Agreement between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit
         (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(18) Investment Advisory Agreement between the Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit
         (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(d)(19) Investment Advisory Agreement between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit
         (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(20) Investment Advisory Agreement between the Registrant and Chartwell Investment Partners is incorporated herein by reference to exhibit
         (d)(30) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(d)(21) Investment Advisory Agreement between the Registrant and National City Investment Management Co. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's

         Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(d)(22) Schedule dated February 19, 2003 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(d)(23) Assignment and Assumption Agreement between AIG Capital Management Corp. and AIG Global Investment Corp. dated December 31, 2003 is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(d)(24) Investment Advisory Agreement between the Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(25) Investment Advisory Agreement between the Registrant and CB Investment Managers, LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(d)(26) Amendment dated May 18, 2004 to the Investment Sub-Advisory Agreement dated August 13, 2001 between the Registrant, Synovus Investment Advisors, Inc. and Steinberg Priest & Sloane Capital Management, LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 17, 2004.
(d)(27) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates is incorporated herein by reference to exhibit
         (d)(29) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(28) Amended Schedule dated August 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(d)(29) Investment Advisory Agreement between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's

         Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.
(d)(30) Interim Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 81 to the Registrant's Registration Statement on form N-1A (File No. 33-424284), filed with the SEC on April 29, 2005.
(d)(31) Form of Investment Advisory Agreement between the Registrant and Westwood Management Corp., relating to the WHG Income Opportunity Fund and WHG SMidCap Fund, is filed herewith.
(e)(1) Amended and Restated Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on September 19, 1994, is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(e)(2) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(e)(3) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated November 12, 2002 is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(f)      Not Applicable.
(g)(1) Custodian Agreement between the Registrant and CoreStates Bank N.A. as originally filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 28, 1991 is incorporated herein by reference to exhibit
         (8) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(g)(2) Amended Custodian Agreement between the Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(g)(3) Custodian Agreement between the Registrant and Union Bank of California is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.

(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now known as Wachovia Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(g)(5) Custodian Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit
         (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 30, 2003.
(g)(6) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(g)(7) Amended Fee Schedule dated February 18, 2004 to the Custody Agreement dated May 21, 2001 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(h)(1) Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) as originally filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 15, 1994, is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 1996.
(h)(2) Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit
         (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(3) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1997.
(h)(4) Shareholder Servicing Agreement for the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(5) Transfer Agency Agreement between the Registrant and Supervised Service Company, Inc. dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 27, 1998.
(h)(6) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the LSV Value Equity Fund, between the Registrant and SEI Fund Resources(now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(7) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to the HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between the Registrant and SEI Investments Mutual Funds Services(now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(8) Administration Agreement dated August 20, 1999 between the Registrant, LSV Asset Management, Fidelity Brokerage Services, Inc., and National Financial Services Corporation is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(9) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to the LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co., Inc. is incorporated herein by reference to exhibit (h)(18) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2000.
(h)(10) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(h)(11) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of Post-Effective

         Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(12) Schedule dated July 1, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Toews S&P 500(R) Hedged Index Portfolio and Toews NASDAQ-100(R) Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(h)(13) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Japan Smaller Companies Fund is incorporated herein by reference to exhibit (h)(27) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(h)(14) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(15) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the ICM Small Company Portfolio is incorporated herein by reference to exhibit (h)(33) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(16) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(17) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Cambiar Opportunity Portfolio is incorporated herein by reference to exhibit (h)(35) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.

(h)(18) Schedule dated June 6, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 30, 2002.
(h)(19) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the FMA Small Company Portfolio is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(20) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Rice Hall James Portfolios is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(21) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Acadian Emerging Markets Portfolio is incorporated herein by reference to exhibit
         (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(22) Schedule dated February 20, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the McKee International Equity Portfolio is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(23) Schedule dated November 9, 2001 to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. relating to the Rice Hall James Micro Cap, Rice Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset

         Management Value Portfolios is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 14, 2002.
(h)(24) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Commerce Capital Government Money Market Fund is incorporated herein by reference to exhibit (h)(43) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(25) Schedule dated September 17, 2002 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund is incorporated herein by reference to exhibit (h)(45) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(26) Schedule dated October 23, 2002 to the Transfer Agency Agreement dated October 1, 2000 between the Registrant and Forum Shareholder Services relating to Commerce Bank is incorporated herein by reference to exhibit (h)(46) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 9, 2002.
(h)(27) Schedule dated December 9, 2002 to the Transfer Agency Agreement between the Registrant and Forum Shareholder Services relating to the Chartwell Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 20, 2002.
(h)(28) Licensing Agreement dated May 14, 2001 between the Registrant and Standard & Poor's relating to the Toews Funds is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(29) Licensing Agreement dated May 17, 2001 between the Registrant and the Nasdaq Stock Market, Inc. relating to the Toews Funds is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2003.
(h)(30) Schedule dated March 31, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources (now SEI Investments Global Funds Services) relating to the Sterling Partners Portfolios is incorporated herein by reference to exhibit (h)(60) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(31) Schedule dated February 19, 2003 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the CB Core Equity Fund is incorporated herein by reference to exhibit (h)(61) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(32) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(h)(33) Amendment dated February 19, 2003 to the Transfer Agency and Service Agreement dated November 30, 1994 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(63) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(34) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated October 1, 2000 as amended and restated February 21, 2001 between the Registrant and Forum Shareholder Services, LLC is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(35) Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(h)(36) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to the Haverford Quality Growth Stock Fund is incorporated herein by reference to exhibit (h)(53) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.
(h)(37) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit
         (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 17, 2004.

(h)(38) Shareholder Servicing Agreement for the Commerce Capital Funds is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(39) Schedule dated August 13, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated November 12, 2002 between the Registrant and SEI Investments Mutual Funds Services (now SEI Investments Global Funds Services) relating to the Synovus Funds is incorporated herein by reference to exhibit (h)(56) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2004.
(h)(40) Amendment dated June 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2004 between the Registrant and SEI Investments Global Funds Services relating to the Cambiar Funds is incorporated herein by reference to exhibit (h)(58) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(41) Amendment dated July 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2004 between the Registrant and SEI Investments Global Funds Services relating to the Rice Hall James Funds is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 27, 2004.
(h)(42) HGK Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(47) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2005.
(h)(43) Prospect Asset Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2005.
(h)(44) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2005.
(h)(45) Chartwell Investment Partners Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2005.
(h)(46) Haverford Investment Management, Inc. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(51) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2005.

(h)(47) Rice Hall James & Associates Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(52) of Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 29, 2005.
(h)(48) Schedule dated July 1, 2005 to the Administration Agreement dated November 14, 1991 to the amended and restated administration agreement dated May 22, 2000 between the Registrant and SEI Investments Global Funds Services relating to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(49) Schedule dated May 20, 2005 to the Administration Agreement dated November 14, 1991 to the amended and restated administration agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services relating to AIG Money Market Fund, Class A and B, is incorporated herein by reference to exhibit (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(h)(50) Amendment to the Amended and Restated Administration Agreement dated November 12, 2004, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Income Opportunity Fund and WHG SMidCap Fund, to be filed by amendment.
(h)(51) Shareholder Servicing Agreement for the WHG Income Opportunity Fund and WHG SMidCap Fund to be filed by amendment.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.
(j)      Not Applicable.
(k)      Not Applicable.
(l)      Not Applicable.
(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 13, 2000.
(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(m)(3) Schedule dated November 12, 2002 to the Distribution Plan dated August 8, 1994 as amended August 14, 2000 for The Advisors' Inner Circle Fund is incorporated by reference to exhibit (m)(5) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(m)(4) Shareholder Servicing Plan with respect to the Cambiar Opportunity Fund and Cambiar International Fund is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's

         Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 16, 2004.
(m)(5) Distribution Plan dated September 17, 2002 as amended with respect to the Chartwell Large Cap Value Fund, Chartwell Small Cap Value Fund and Rice Hall James Mid Cap Portfolio is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 1, 2004.
(m)(6) Distribution and Shareholder Servicing Plan dated August 13, 2001 with respect to the Synovus Funds is incorporated herein by reference to exhibit (m)(7) of Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on October 21, 2004.
(m)(7) Amended Schedule to the Distribution and Shareholder Servicing Plan dated August 13, 2001 with respect to the Synovus Funds and Analytic Defensive Equity Fund is incorporated herein by reference to exhibit
         (m)(7) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(m)(8) Amended Schedule to the Distribution Plan dated September 17, 2002 with respect to the Chartwell U.S. Equity Fund, Chartwell Small Cap Value Fund, Rice Hall James Mid Cap Portfolio and United Association S&P 500 Index Fund is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(n)(1) Amended and Restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(n)(2) Schedule and Certificate of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan, relating to the WHG Income Opportunity Fund and WHG SMidCap Fund, to be filed by amendment.
(o)      Not Applicable.
(p)(1) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to The Advisors' Inner Circle Fund II Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on May 30, 2000.
(p)(2) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on July 17, 2000.
(p)(3) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 33 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 3, 2000.

(p)(4) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 26, 2001.
(p)(5) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on June 22, 2001.
(p)(6) Steinberg Priest & Sloane Capital Management, LLC (now known as Steinberg Asset Management, LLC) Code of Ethics is incorporated herein by reference to exhibit (p)(13) of Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 28, 2002.
(p)(7) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(8) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(9) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(10) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(11) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(12) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on April 3, 2002.
(p)(13) National City Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.
(p)(14) Revised Sterling Capital Management LLC and Sterling Capital Distributors Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 28, 2003.

(p)(15) Revised Chartwell Investment Partners Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 29, 2003.
(p)(16) Revised First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2004.
(p)(17) Haverford Investment Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on June 1, 2004.
(p)(18) Revised AIG Global Investment Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(19) Revised Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(20) Revised Rice Hall James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File 33-42484), filed with the SEC on August 27, 2004.
(p)(21) CB Investment Managers, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post Effective Amendment No. 79 to the Registrants Registration Statement on Form N1-A (File 33-42484), filed with the SEC on October 21, 2004.
(p)(22) Revised SEI Investments Global Funds Services and SEI Investments Funds Management Joint Code of Ethics dated August 10, 2004 is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on December 23, 2004.
(p)(23) Revised Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on February 25, 2005.
(p)(24) Revised Synovus Investment Advisors, Inc. Code of Ethics is is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.
(p)(25)  Westwood Management Corp. Code of Ethics to be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant:

Not Applicable.

Item 25. Indemnification:

         Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers:

         Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.
--------------------------
HGK Asset Management, Inc. is the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, New Jersey 07310.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Jeffrey Theodore Harris, Managing
Director (Fixed Income)                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Edward Kutzel, Managing
Director (Marketing)                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael Pendergast, Managing Director,
Senior Equity Manager                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Gregory Walter Lobo, Managing
Director, Senior Fixed Income Manager                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Arthur Ettore Coia, II, Managing
Director, Mid Cap Equity Manager
---------------------------------------- -------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
---------------------------
AIG Global Investment Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Global Investment Corp. is 70 Pine Street, New York, New York 10270.

------------------------------------- ------------------------------------------ -------------------------------------
         NAME AND POSITION                                                                 CONNECTION WITH
      WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                       OTHER COMPANY
------------------------------------- ------------------------------------------ -------------------------------------
Win Jay Neuger                        American International Group               Executive Vice President and Chief
Director                                                                         Investment Officer
Chairman of Board of Directors
Chief Executive Officer               AIG Global Asset Management Holdings Co.   Director/Chief Executive
                                                                                 Officer/Chairman of Board of
                                                                                 Directors
                                      AIG Global Investment Fund Management
                                      Ltd.                                       Director

                                      AIG Global Investment Corp. (Europe), Ltd  Director
------------------------------------- ------------------------------------------ -------------------------------------
Helen Stefanis                        Financial Services Div. American           Senior Vice President
Managing Director                     International Group

                                      AIG Equity Sales Corp.
                                                                                 Director
------------------------------------- ------------------------------------------ -------------------------------------
George Coheleach                      American International Group.              Assistant Treasurer
Portfolio Manager
------------------------------------- ------------------------------------------ -------------------------------------
Mark P. Gross                         N/A                                        N/A
Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard W. Scott                      AIG Global Asset Management Holdings Co.   Director
Director
Senior Managing Director
------------------------------------- ------------------------------------------ -------------------------------------
Richard Biegen                        AIG Global Asset Management Holdings Co.   Managing Director
Managing Director
Chief Compliance Officer
------------------------------------- ------------------------------------------ -------------------------------------

FIRST MANHATTAN CO.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, New York 10022.

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
David Sanford Gottesman, Senior                    Sequa Corporation                  Member, Board of Directors
Managing Director                              Berkshire Hathaway, Inc.               Member, Board of Directors
---------------------------------------- -------------------------------------- ---------------------------------------
Daniel Rosenbloom, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Jack H. Varon, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Allan Howard Glick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Bernard C. Groveman, Senior Managing                      --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Charles M. Rosenthal, Senior Managing                     --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
David M. Manischewitz, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Arthur Joel Stainman, Senior Managing            Ark Restaurants Corp.                Member, Board of Directors
Director
---------------------------------------- -------------------------------------- ---------------------------------------
John R. Loomis, Senior Managing                           --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Michael P. Helmick, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Robert W. Gottesman, Chief Executive                      --                                      --
Officer
---------------------------------------- -------------------------------------- ---------------------------------------
A. Byron Nimocks, III, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Neal K. Stearns, Chief Compliance                         --                                      --
Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Carrol A. Muccia, Jr., Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Richard A. Pearl, Senior Managing                         --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Keith B. Josephson, Senior Managing                       --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
William F. Guardenier, Senior Managing                    --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------
Todd W. Green, Senior Managing Director                   --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Samuel Flug Colin, Senior Managing                        --                                      --
Director
---------------------------------------- -------------------------------------- ---------------------------------------

---------------------------------------- -------------------------------------- ---------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- ---------------------------------------
Jay Vodofsky, Senior Managing Director                    --                                      --
---------------------------------------- -------------------------------------- ---------------------------------------
Cheryl M. Kallem, Senior Managing
Director and Chief Financial Officer
---------------------------------------- -------------------------------------- ---------------------------------------
Edward I. Lefferman, Senior Managing
Director (subject to NYSE approval)
---------------------------------------- -------------------------------------- ---------------------------------------

LSV ASSET MANAGEMENT
--------------------
LSV Asset Management is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management is 1 North Wacker Drive, Chicago, Illinois 60606.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Josef Lakonishok, CEO, Portfolio                University of Illinois                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Robert Vishny, Partner, Portfolio                University of Chicago                  Professor of Finance
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Menno Vermeulen, Partner, Portfolio                       --                                     --
Manager
---------------------------------------- -------------------------------------- --------------------------------------
Tremaine Atkinson, Partner, COO                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Christopher LaCroix, Partner, Managing
Director of Business Development                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
SEI Funds, Inc., General Partner                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

STERLING CAPITAL MANAGEMENT, LLC
--------------------------------
Sterling Capital Management, LLC, is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, North Carolina 28211.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Mark Whitaker Whalen, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David Michael Ralston, Managing                           --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Alexander Worth McAlister, Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Eduardo Alejandro Brea, Managing                          --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Brian R. Walton, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mary Weeks Fountain, Director                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mark Montgomery, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Bridges, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Rose Ezarsky, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tony Corallo, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Clark, Director
---------------------------------------- -------------------------------------- --------------------------------------
Kenneth Cotner, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Patrick Rau, Director                                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Neil Grant, Director                                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Timothy Beyer, Director                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Will Thompson, Director                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Rasile, Director                                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Hung Bui, Director                                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cathy Sawyer, Associate Director                          --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Michael McVicker, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Raleigh Shoemaker, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lisa Blankenship, Associate Director                      --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Mitch Kaczmarek, Associate Director                       --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Tricia Tauzin, Associate Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Jamie Mcneilis, Associate Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
T Brett Schweizer, Associate Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

TOEWS CORPORATION
-----------------
Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, Pennsylvania 19102.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. DiMarco, Associated Person                     N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Phillip R. Toews, President                               N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Alex J. Rigolizzo, Associated Person                      N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Randall D. Schroeder, Associated Person                   N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

PROSPECT ASSET MANAGEMENT, INC.
-------------------------------
Prospect Asset Management, Inc. is the investment adviser to the Japan Smaller Companies Fund. The principal address of Prospect Asset Management, Inc. is 6700 Kalanianaole Highway, Suite 122, Honolulu, Hawaii 96825.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Curtis Freeze                                             --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Wolf Reitsberger, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Robert Priske, Director                            Robert Priske LLC                          President
---------------------------------------- -------------------------------------- --------------------------------------

SYNOVUS INVESTMENT ADVISORS, INC.
---------------------------------
Synovus Investment Advisors, Inc. is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Intermediate-Term Bond Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Investment Advisors is P.O. Box 120, Columbus, Georgia 31902-0120.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
William Perkins                                           --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Beth E. Burns                            Synovus Securities, Inc.               Director of Compliance
Director of Compliance                   Synovus Financial Management Services  Director of Compliance
---------------------------------------- -------------------------------------- --------------------------------------
Megan L Busby                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Shirley Cargill                          Synovus Trust Company, N.A.            Controller
Finance Officer
---------------------------------------- -------------------------------------- --------------------------------------
Daniel E. Davidson                                        --                                     --
Senior Portfolio Manager,
Vice-President
---------------------------------------- -------------------------------------- --------------------------------------
John G. Gross                                             --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Zachary D. Farmer                                         --                                     --
Portfolio Manager II, Assistant Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Nathan C. Love                                            --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
A. Daniel Mallard                        Synovus Securities, Inc.               President
Managing Director, Director              Synovus Investment Management          Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Eric Johnson                                              --                                            --
Chief Compliance Officer
---------------------------------------- -------------------------------------- --------------------------------------
B. Randall Merchant                                       --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Charles A. Moore                         Synovus Trust Company, N.A.            Chief Investment Officer, Senior
Chief Investment Advisor, Senior Vice                                           Vice President
President
---------------------------------------- -------------------------------------- --------------------------------------
James K. Newman                                           --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Greg Day, Senior Portfolio Manager,                              --                                   --
Vice President
---------------------------------------- -------------------------------------- --------------------------------------
William N. Price, Jr.                                     --                                     --
Senior Portfolio Manager, Vice
President
---------------------------------------- -------------------------------------- --------------------------------------
Mark Robinson                            Synovus Financial Corp.                Director of Taxation
Tax Officer
---------------------------------------- -------------------------------------- --------------------------------------
Charles R. Sheffield                     Synovus Trust Company, N.A.            Senior Investment Manager, Vice
FAM Senior Investment Manager, Vice                                             President
President
---------------------------------------- -------------------------------------- --------------------------------------
Michael T. Upshaw                                         --                                     --
Portfolio Manager III, Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Teddie L. Ussery                         Synovus Trust Company, N.A.            Director of Family Asset Management,
Director                                                                        Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
Matthew D. Weatherly                                      --                                     --
Portfolio Manager I, Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
Patricia L. Whipple                      Synovus Securities, Inc.               Chief Operating Officer
Director                                 Synovus Financial Management Services  Chief Operating Officer
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Bill Roach                               Globalt Investments                    President
---------------------------------------- -------------------------------------- --------------------------------------

STEINBERG ASSET MANAGEMENT, LLC
-------------------------------
Steinberg Asset Management, LLC is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Asset Management, LLC is 12 East 49th Street, Suite 1202, New York, New York 10017.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co., Inc.       President, Secretary, Treasurer and
President, Secretary, Treasurer and                                             Director since 1982 - Present
Director
---------------------------------------- -------------------------------------- --------------------------------------
Steven L. Feld                           Michael A. Steinberg & Co., Inc.       Vice President since August 1990
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Janet Kappenberg Navon                   N/A                                    N/A
Portfolio Manager & Analyst
Managing Director
---------------------------------------- -------------------------------------- --------------------------------------
Donald Schultheis                        Credit Suisse Asset Management, LLC    Managing Director, Relationship
Managing Director, Marketing and                                                Manager and Head of Consultant
Client Relationship Manager                                                     Development July 1999 - August 2004
---------------------------------------- -------------------------------------- --------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
--------------------------------------
Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
    Stuart M. Christhilf, III            Principal - Director                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Donald J. Hoelting                   Principal - Director                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Robert D. McDorman, Jr.              Principal - Director                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Paul L. Borssuck                     Principal                                                --
---------------------------------------- --------------------------------------- -------------------------------------
    Andrew L. Gilchrist                  Principal                                                --
---------------------------------------- --------------------------------------- -------------------------------------
    William V. Heaphy                    Principal                                                --
---------------------------------------- --------------------------------------- -------------------------------------
    Stephen T. Scott                     Principal                                                --
---------------------------------------- --------------------------------------- -------------------------------------
    Simeon F. Wooten, III                Principal                                                --
---------------------------------------- --------------------------------------- -------------------------------------
    David G. Robertson                   Senior Vice President                                    --
---------------------------------------- --------------------------------------- -------------------------------------

---------------------------------------- --------------------------------------- -------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- --------------------------------------- -------------------------------------
    Linda L. Rosatelli                   Vice President of Operations                             --
---------------------------------------- --------------------------------------- -------------------------------------
    Edward W. Brown, Jr.                 Vice President                                           --
---------------------------------------- --------------------------------------- -------------------------------------
    Elizabeth A. Dannettel               Vice President                                           --
---------------------------------------- --------------------------------------- -------------------------------------
    Svietlana T. Franke                  Vice President                                           --
---------------------------------------- --------------------------------------- -------------------------------------
    Wendy E. Brown                       Operations Manager                                       --
---------------------------------------- --------------------------------------- -------------------------------------
    Kanda K. Harp                        Marketing Associate                                      --
---------------------------------------- --------------------------------------- -------------------------------------
    Caroline N. Johnson                  Marketing Associate & Client Service
                                         Rep.                                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Joan Bielski                         Operation Administrator                                  --
---------------------------------------- --------------------------------------- -------------------------------------
    Daisy Vega-Galarza                   Portfolio Accountant                                     --
---------------------------------------- --------------------------------------- -------------------------------------
    Daniel Amoss                         Research Assistant                                       --
---------------------------------------- --------------------------------------- -------------------------------------
    Gary Merwitz                         Senior Vice President                                    --
---------------------------------------- --------------------------------------- -------------------------------------

ACADIAN ASSET MANAGEMENT, INC.
------------------------------
Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, Massachusetts 02109.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Gary Leonard Bergstrom - Chairman,                        --                                     --
Director & Treasurer
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Dickson Frashure - President &                     --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Churchill Gibson Franklin - Executive                     --                                     --
Vice President & Director
---------------------------------------- -------------------------------------- --------------------------------------
John Robert Chisholm - Executive Vice                     --                                     --
President & Director
---------------------------------------- -------------------------------------- --------------------------------------
Barry Bennett White - Clerk                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Francis Powers - Member of            Old Mutual U.S. Holdings, Inc.                       CEO
Acadian's board of directors
---------------------------------------- -------------------------------------- --------------------------------------

RICE HALL JAMES & ASSOCIATES, LLC
---------------------------------
Rice Hall James & Associates, LLC is the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small/Mid Cap Portfolio. The principal address of Rice Hall James & Associates is 600 West Broadway, Suite 1000, San Diego, California 92101-3383.

-------------------------------------------- ---------------------------------- --------------------------------------
             NAME AND POSITION                                                             CONNECTION WITH
          WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                    OTHER COMPANY
-------------------------------------------- ---------------------------------- --------------------------------------
Thao Buu-Hoan, Partner                                      --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Kevin Hamilton, Partner & President                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Charles G. King, Partner                                    --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Thomas McDowell, Partner, Chief Executive                   --                                   --
Officer  & Chief Investment Officer
-------------------------------------------- ---------------------------------- --------------------------------------
Gary S. Rice, Partner                                       --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Douglas Sheres, Partner                                     --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
David P. Tessmer, Partner                                   --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Cara Thome, Partner                                         --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------
Timothy A. Todaro, Partner                                  --                                   --
-------------------------------------------- ---------------------------------- --------------------------------------

C.S. MCKEE, L.P.
----------------
C.S. McKee, L.P. is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, L.P. is One Gateway Center, Pittsburgh, Pennsylvania 15222.

------------------------------------------- -----------------------------------  -------------------------------------
             NAME AND POSITION                                                             CONNECTION WITH
          WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                    OTHER COMPANY
------------------------------------------- -----------------------------------  -------------------------------------
Eugene M. Natali, President, CEO                            --                                   --
------------------------------------------- ------------------------------------ -------------------------------------
Gregory M. Melvin, EVP, CIO                 Dartmouth Capital Advisor's Inc.                  President
------------------------------------------- ------------------------------------ -------------------------------------
Norman S. Allan, EVP                                        --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Lloyd F. Stamy, Jr., SVP                                    --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Joseph A. Buongiorno, SVP                                   --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Boyd M. Hanson, SVP                                         --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Jack P. White, VP                                           --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Brian S. Allen, VP                                          --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Bryan R. Johanson, SVP                                      --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Suda Vatsan, VP                                             --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Robert A. McGee, SVP                                        --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Nicholas A. Navari, VP                                      --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
Christy S. Brenza, VP                                       --                                    --
------------------------------------------- ------------------------------------ -------------------------------------
William J. Andrews, VP                                      --                                    --
------------------------------------------- ------------------------------------ -------------------------------------

------------------------------------------- ------------------------------------ -------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                   NAME OF OTHER COMPANY                    OTHER COMPANY
------------------------------------------- ------------------------------------ -------------------------------------
Eugene M. Natali, Jr.                                       --                                    --
    Third Party Solicitor
------------------------------------------- ------------------------------------ -------------------------------------

ANALYTIC INVESTORS, INC.
------------------------
Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic Global Long-Short Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Dr. Roger Glen Clarke, Chairman             Ensign Peak Advisors                President (September 1997 - present)
                                            Bonneville Holding Corporation      Director (January 2000 - present)
                                            Deseret Trust Company               Director (September 1996 - present)
------------------------------------------- ----------------------------------- --------------------------------------
Harindra de Silva, Director and President   Analytic US Market                  Director (01/1999 - present)
                                            Neutral, Ltd.                       Director (11/2000 - present)
                                            Analytic US Market
                                            Offshore Master, Ltd.               Director (05/2002 - present)
                                            Analytic US Market
                                            Neutral Offshore II, Ltd.           Director (05/2002 - present)
                                            Analytic US Market
                                            Neutral Offshore Master II,         Director (03/2004 - present)
                                            Ltd.
                                            Analytic US Market                  Director (11/2004 - present)
                                            Neutral Offshore M, Ltd.
                                            Analytic Japanese Equity            Director (11/2004 - present)
                                            Market Neutral Offshore,
                                            Ltd.                                Director (04/2005 - present)
                                            Analytic Japanese Equity            Director (04/2005 - present)
                                            Market Neutral Offshore
                                            Master, Ltd.
                                            Analytic Market Neutral
                                            V-6, Ltd.
                                            Analytic Global
                                            Opportunity Fund I, Ltd.
------------------------------------------- ----------------------------------- --------------------------------------

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Marie Nastasi Arlt, Director, Treasurer,    Analytic US Market                  Director (11/2001 - present)
Vice President, Chief Operating Officer     Neutral Offshore, Ltd.
and Corporate Secretary                     Analytic US Market                  Director (05/2002 - present)
                                            Neutral Offshore II, Ltd.
                                            Analytic US Market                  Director (03/2004 - present)
                                            Neutral Offshore M, Ltd.
                                            Analytic US Market                  Director (04/2005 - present)
                                            Neutral Offshore Master,
                                            Ltd.                                Director (04/2005 - present)
                                            Analytic US Market
                                            Neutral Offshore Master II,         Director (11/2004 - present)
                                            Ltd.
                                            Analytic Japanese Equity            Director (11/2004 - present)
                                            Market Neutral Offshore,
                                            Ltd.                                Director (04/2005 - present)
                                            Analytic Japanese Equity            Director (04/2005 - present)
                                            Market Neutral Offshore
                                            Master, Ltd.
                                            Analytic Market Neutral
                                            V-6, Ltd.
                                            Analytic Global
                                            Opportunity Fund I, Ltd.
------------------------------------------- ----------------------------------- --------------------------------------
Scott F. Powers, Director                   Old Mutual US Holdings, Inc.        Chief Executive Officer
                                                                                (September 2001 - present)
                                            Old Mutual Asset Managers (US) LLC  Chief Executive Officer
                                                                                (September 2001 - present)
------------------------------------------- ----------------------------------- --------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY
--------------------------------
Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, Suite 400, Chicago, Illinois 60602.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Jon F. Holsteen                                     Principal/Chairman                           --
------------------------------------------- ----------------------------------- --------------------------------------
William W. Zimmer                                  Principal/President                           --
------------------------------------------- ----------------------------------- --------------------------------------
Thomas F. Harmon                                   Principal/Exec.V.P.                           --
------------------------------------------- ----------------------------------- --------------------------------------
Donna L. Minnich                                   Principal/Exec. V.P.                          --
------------------------------------------- ----------------------------------- --------------------------------------
Gary R. Dhein                                     Principal/Senior V.P.                          --
------------------------------------------- ----------------------------------- --------------------------------------
Frank F. Holsteen                                 Principal/Senior V.P.                          --
------------------------------------------- ----------------------------------- --------------------------------------
J. Scott Sindelar                                 Principal/Senior V.P.                          --
------------------------------------------- ----------------------------------- --------------------------------------

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Leslie D. Makovic                                Principal/Vice President                        --
------------------------------------------- ----------------------------------- --------------------------------------
Peter L. Goldman*                                 Principal/Senior V.P.                    Vincent Capital
------------------------------------------- ----------------------------------- --------------------------------------

* Vincent Capital has withdrawn its registration as an Investment Adviser with the State of Illinois effective August 2003. The corporation is still in existence, but currently has no business/clients.

CAMBIAR INVESTORS LLC
---------------------
Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund and the Cambiar Conquistador Fund. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, Colorado 80206.

------------------------------------------- ----------------------------------- --------------------------------------
            NAME AND POSITION                                                              CONNECTION WITH
         WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------------- ----------------------------------- --------------------------------------
Brian M. Barish, President, Director                        --                                   --
Research
------------------------------------------- ----------------------------------- --------------------------------------
Nancy H. Wigton, Principal, Director                        --                                   --
Marketing
------------------------------------------- ----------------------------------- --------------------------------------
Michael J. Gardner, Principal                      Mountain States Bank             Board of Directors - effective
                                                                                                April 2002
------------------------------------------- ----------------------------------- --------------------------------------
Maria L. Azari, Principal                                   --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Anna A. Aldrich, Principal                                  --                                   --
------------------------------------------- ----------------------------------- --------------------------------------
Christine M. Simon, Vice President,                         --                                   --
Director Operations & Finance
------------------------------------------- ----------------------------------- --------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
------------------------------------
Fiduciary Management Associates, LLC is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, LLC is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, III, Senior Managing     Greentech                              Advisory Board-Director
Director                                 Vista Petroleum                        Advisory Board
---------------------------------------- -------------------------------------- --------------------------------------
Kathryn A. Vorisek, Senior Managing                       --                                     --
Director
---------------------------------------- -------------------------------------- --------------------------------------
Robert F. Carr, IV, Managing Director                     --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Terry B. French, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
David J. Meyer, Managing Director                         --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Lloyd J. Spicer, Managing Director                        --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Robert W. Thornburgh, Managing Director                   --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Leo Harmon, Senior Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Edward S. Borland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Holly R. Carlini, Director                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Anne T. Durkin, Director                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Nancy A. Fisher, Director                                 --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Andrew S. Hadland, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Greeta E. Hootman, Director                               --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.
---------------------------------
Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avenue, P.O. Box 6883, Richmond, Virginia 23230.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Matthew G. Thompson,                                      --                                     --
President
---------------------------------------- -------------------------------------- --------------------------------------
Horace P. Whitworth,                                      --                                     --
Vice President, CFO
---------------------------------------- -------------------------------------- --------------------------------------
Lawrence Gibson, Secretary                                --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Cheryl Mounce, Treasurer                                  --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Scott Powers, Director                                    --                                     --
---------------------------------------- -------------------------------------- --------------------------------------

COMMERCE CAPITAL MARKETS, INC.
------------------------------
Commerce Capital Markets, Inc. is the investment adviser to the Commerce Capital Government Money Market Fund and the Commerce Capital Treasury Obligations Money Market Fund. The principal address of Commerce Capital Markets, Inc. is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103.

---------------------------------------- -------------------------------------- --------------------------------------
           NAME AND POSITION                                                               CONNECTION WITH
        WITH INVESTMENT ADVISER                  NAME OF OTHER COMPANY                      OTHER COMPANY
---------------------------------------- -------------------------------------- --------------------------------------
Vincent J. Stafford, Chairman            Commerce Capital Investments, Inc      Chairman
---------------------------------------- -------------------------------------- --------------------------------------
Terrence J. Malloy, Director             Commerce Capital Investments, Inc      Director
---------------------------------------- -------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting            Commerce Capital Investments, Inc            Accounting Manager/FINOP
Manager/FINOP
---------------------------------------- -------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance       Commerce Capital Investments, Inc      Chief Compliance Officer
Officer
---------------------------------------- -------------------------------------- --------------------------------------
Joseph D. Blair                          Commerce Capital Invetments, Inc       President/CEO/Director
President/CEO/Director
---------------------------------------- -------------------------------------- --------------------------------------

CHARTWELL INVESTMENT PARTNERS
-----------------------------
Chartwell Investment Partners is the investment adviser to the Chartwell U.S. Equity Fund (formerly, the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.

------------------------------- ---------------------------- ---------------------------- ----------------------------
      NAME AND POSITION                                            CONNECTION WITH             NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY            OTHER COMPANY           WITH INVESTMENT ADVISER
------------------------------- ---------------------------- ---------------------------- ----------------------------
John E. Andress, Jr.            Partner, Marketing &                     --                           --
                                Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior               Zeke LP            General Partner, Portfolio
Edward N. Antoian               Portfolio Mgr                                                       Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Richard M. Behler               Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
George H. Burwell               Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Mark J. Cunneen                 Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
David C. Dalrymple              Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Chief Financial        Chartwell Dividend &            Vice President
G. Gregory Hagar                Officer                           Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                Chartwell Dividend &        President, Chairman and
Winthrop S. Jessup              Managing Partner, Chairman        Income Fund, Inc.                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Michael D. Jones                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
Michael J. McCloskey            Managing Partner, President              --                           --
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Kevin A. Melich                 Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of                     --                           --
Michael J. Nalevanko            Equity Trading
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior                 --                           --
Harold A. Ofstie                Portfolio Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Director of            Chartwell Dividend &            Vice President
Maria E. Pollack                Client Administration             Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Chief         Chartwell Dividend &          Vice President and
Timothy J. Riddle               Executive Officer                 Income Fund, Inc.                Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Marketing &                     --                           --
Edward A. Rittenhouse III       Client Service
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Managing Partner, Senior        Chartwell Dividend &      Vice President and Director
Bernard P. Schaffer             Portfolio Mgr                     Income Fund, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

------------------------------- ---------------------------- ---------------------------- ----------------------------
      NAME AND POSITION                                                                            NAME AND
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY           CONNECTION WITH               POSITION WITH
                                                                    OTHER COMPANY             INVESTMENT ADVISER
------------------------------- ---------------------------- ---------------------------- ----------------------------
Christine F. Williams           Partner, Senior Portfolio                --                           --
                                Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                Partner, Senior Portfolio                --                           --
Babak Zenouzi                   Mgr
------------------------------- ---------------------------- ---------------------------- ----------------------------

NATIONAL CITY INVESTMENT MANAGEMENT CO.
---------------------------------------
National City Investment Management Co. is the investment adviser to the UA S&P 500 Index Fund. The principal address of National City Investment Management Co. is 1900 East Ninth Street, Cleveland, Ohio 44114.

---------------------------------------------- ----------------------------------------- -----------------------------
              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
            Paul Clark - Director                     National Processing Corp.                    Director
---------------------------------------------- ----------------------------------------- -----------------------------
                                                      National City Mortgage Co.                   Director
---------------------------------------------- ----------------------------------------- -----------------------------

CB INVESTMENT MANAGERS, LLC
---------------------------
CB Investment Managers, LLC is the investment adviser to the CB Core Equity Fund. The principal address of CB Investment Managers, LLC is 300 West Vine Street, Lexington, Kentucky 40507.

---------------------------------------------- ----------------------------------------- -----------------------------
              NAME AND POSITION                         NAME OF OTHER COMPANY                  CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
---------------------------------------------- ----------------------------------------- -----------------------------
R. Kevin Stortzum, Officer                               Central Bank & Trust               Senior Vice President
---------------------------------------------- ----------------------------------------- -----------------------------
Marcia Wade, Officer                                     Central Bank & Trust                   Vice President
---------------------------------------------- ----------------------------------------- -----------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
-------------------------------------
Haverford Investment Management, Inc. is the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford Investment Management, Inc. is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546.

----------------------------------------------- ---------------------------------------- -----------------------------
              NAME AND POSITION                          NAME OF OTHER COMPANY                 CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
George Connell-Chairman/CEO                           The Haverford Trust Company                Chairman/CEO
                                                     Haverford Financial Services
                                                                                                 Chairman/CEO
----------------------------------------------- ---------------------------------------- -----------------------------
Joseph J. McLaughlin Jr. - President                  The Haverford Trust Company                 President
----------------------------------------------- ---------------------------------------- -----------------------------

WESTWOOD MANAGEMENT CORP.
-------------------------
Westwood Management Corp. is the investment adviser for the WHG Income Opportunity Fund and WHG SMidCap Fund. The principal address of Westwood Management Group is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. [TO BE PROVIDED BY AMENDMENT].

----------------------------------------------- ---------------------------------------- -----------------------------
              NAME AND POSITION                          NAME OF OTHER COMPANY                 CONNECTION WITH
           WITH INVESTMENT ADVISER                                                              OTHER COMPANY
----------------------------------------------- ---------------------------------------- -----------------------------
----------------------------------------------- ---------------------------------------- -----------------------------

----------------------------------------------- ---------------------------------------- -----------------------------

----------------------------------------------- ---------------------------------------- -----------------------------

----------------------------------------------- ---------------------------------------- -----------------------------

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         The Advisors' Inner Circle Fund II                   January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         iShares Trust                                        April 25, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         Causeway Capital Management Trust                    September 20, 2001

         The Japan Fund, Inc.                                 October 7, 2002
         TT International U.S.A. Master Trust                 October 6, 2003
         TT International U.S.A. Feeder Trust                 October 6, 2003
         AHA Investment Funds, Inc.                           April 11, 2005
         The Arbitrage Funds                                  May 17, 2005

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                      POSITION AND OFFICE                  POSITIONS AND OFFICES
NAME                  WITH UNDERWRITER                         WITH REGISTRANT
----                  -------------------                  ---------------------
William M. Doran      Director                                      --
Carl A. Guarino       Director                                      --
Edward D. Loughlin    Director                                      --
Wayne M. Withrow      Director                                      --
Kevin Barr            President & Chief Executive Officer           --
Maxine Chou           Chief Financial Officer & Treasurer           --
Mark Greco            Chief Operations Officer                      --
John Munch            General Counsel & Secretary                   --
Karen LaTourette      Chief Compliance Officer, Anti-Money
                      Laundering Officer & Assistant Secretary      --
Mark J. Held          Senior Vice President                         --
Lori L. White         Vice President & Assistant Secretary          --
Robert Silvestri      Vice President                                --
John Coary            Vice President                                --
Michael Farrell       Vice President                                --
Joanne Nelson         Vice President                                --
Al DelPizzo           Vice President                                --

Item 28. Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
(6); (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

                  First Union National Bank          Union Bank of California
                  125 Broad Street                   475 Sansome Street
                  Philadelphia, PA 19109             15th Floor
                                                     San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1
(f), the required books and records are maintained at the offices of the Registrant's investment advisers:

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  AIG Global Investment Corp.
                  70 Pine Street
                  20th Floor
                  New York, New York  10270

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  LSV Asset Management Company
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Sterling Capital Management LLC
                  Two Morrocroft Centre
                  4064 Colony Road
                  Suite 300
                  Charlotte, North Carolina 28211

                  Toews Corporation
                  1500 Market Street, 12th Floor
                  East Tower
                  Philadelphia, Pennsylvania 19102

                  Prospect Asset Management, Inc.
                  6700 Kalanianaole Highway
                  Suite 122
                  Honolulu, Hawaii 96825

                  Synovus Investment Advisors, Inc.
                  P.O. Box 23024
                  Columbus, Georgia 31902-1313

                  Steinberg Asset Management, LLC
                  12 East 49th Street, Suite 1202
                  New York, New York 10017

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  Acadian Asset Management, Inc.
                  Ten Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  Rice Hall James & Associates
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Analytic Investors, Inc.
                  500 South Grand Avenue, 23rd Floor
                  Los Angeles, California 90071

                  Chicago Asset Management Company
                  70 West Madison Street, Suite 400
                  Chicago, Illinois 60602

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, Illinois 60603

                  Thompson, Siegel & Walmsley, Inc.
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Commerce Capital Markets, Inc
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, Pennsylvania 19103

                  Chartwell Investment Partners
                  1235 Westlakes Drive, Suite 400
                  Berwyn, Pennsylvania 19312

                  National City Investment Management Company
                  1900 East Ninth Street
                  Cleveland, Ohio 44114

                  CB Investment Managers, LLC
                  300 West Vine Street
                  Lexington, Kentucky 40507

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  Westwood Management Corp.
                  200 Crescent Court
                  Suite 1200
                  Dallas, Texas 75201

Item 29. Management Services: None.

Item 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 85 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of September, 2005.

                                         THE ADVISORS' INNER CIRCLE FUND

                                         By:  /S/ JAMES F. VOLK
                                              ----------------------------------
                                              James F. Volk, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                     *                               Trustee                    September 30, 2005
--------------------------------------------
Charles E. Carlbom

                         *                           Trustee                    September 30, 2005
--------------------------------------------
John T. Cooney

                         *                           Trustee                    September 30, 2005
--------------------------------------------
William M. Doran

                         *                           Trustee                    September 30, 2005
--------------------------------------------
Mitchell A. Johnson

                  *                                  Trustee                    September 30, 2005
--------------------------------------------
Betty L. Krikorian

                         *                           Trustee                    September 30, 2005
--------------------------------------------
Robert A. Nesher

                         *                           Trustee                    September 30, 2005
--------------------------------------------
Robert A. Patterson

                         *                           Trustee                    September 30, 2005
--------------------------------------------
Eugene Peters

                         *                           Trustee                    September 30, 2005
--------------------------------------------
George J. Sullivan, Jr.

                         *                           Trustee                    September 30, 2005
--------------------------------------------
James M. Storey

/S/ JAMES  F. VOLK                                   President                  September 30, 2005
--------------------------------------------
James F. Volk

                  *                                  Controller &              September 30, 2005
--------------------------------------------         Chief Financial Officer
Michael Lawson


*By:  /S/ JAMES F. VOLK
     ---------------------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on August 29, 2005.

                                  EXHIBIT INDEX

EXHIBIT NO.                EXHIBIT

EX-99.D31         Form of Investment Advisory Agreement between the Registrant and Westwood Management Corp., relating to the WHG Income
                  Opportunity Fund and WHG SMidCap Fund.
EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.